Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Revenues
Mining ore	$ 27,053	$ 21,005	$ 24,642
Purchased concentrate	5,742	6,802	2,586
Total Revenues	32,795	27,807	27,228
Cost of Operations
Mining ore	(22,975)	(20,672)	(18,641)
Purchased concentrate	(5,891)	(7,150)	(2,151)
Depreciation and depletion (note 8)	(3,893)	(4,913)	(5,610)
Total Cost of Sales	(32,759)	(32,735)	(26,402)
Earnings (Loss) from mining operations	36	(4,928)	826
Financing costs (note 10)	(311)	(61)	(626)
Foreign exchange gain (loss)	(125)	193	1,283
Management fees and salaries (notes 12 & 14)	(1,405)	(1,514)	(1,642)
Office and administration	(1,250)	(1,908)	(1,331)
Professional and consulting fees	(781)	(1,204)	(731)
Property investigation costs	(54)	(433)
Transfer agent and regulatory fees	(112)	(166)	(218)
Shareholder relations	(246)	(198)	(291)
Loss before taxes and other loss	(4,248)	(10,219)	(2,730)
Other Income (Loss)
Allowance for receivables (note 8)	(441)
Impairment of Mining Interest, Plant and Equipment (note 8)	(4,804)	(6,713)	(37)
Disposal of Exploration and Evaluation Asset (note 9)	(82)	(1,013)
Gain on sale of San Pedrito (note 8)	0		7,128
Total other income (loss)	(5,327)	(7,726)	7,091
Earnings (loss) before taxes	(9,575)	(17,945)	4,361
Income tax recovery (expense) (note 18)
Deferred	(2,229)	5,945	2,861
Earnings (loss) for the year	(11,804)	(12,000)	7,222
Item that may subsequently be reclassified to loss
Foreign currency translation differences	1,601	(3,975)	(177)
Comprehensive loss for the year	$ (10,203)	$ (15,975)	$ 7,045
Basic loss per share (note 16)	$ (0.24)	$ (0.24)	$ 0.15
Diluted loss per share (note 16)	$ (0.24)	$ (0.24)	$ 0.15